LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	$ 1,290,348	$ 1,226,026
Within 1 year [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	216,039	110,993
Over 1 year, but less than 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	934,816	960,037
Over 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Minimum Payments Under Operating Leases	$ 139,493	$ 154,996